DERIVATIVE INSTRUMENTS (Details 2)	1 Months Ended	3 Months Ended	9 Months Ended				9 Months Ended			3 Months Ended	9 Months Ended
	Oct. 31, 2011 Global MEXX Business	Oct. 01, 2011 Foreign Currency Contracts USD ($)	Oct. 01, 2011 Foreign Currency Contracts USD ($)	Jul. 02, 2011 Foreign Currency Contracts USD ($)	Jul. 02, 2011 Foreign Currency Contracts EUR (€)	Oct. 01, 2011 Foreign Currency Contracts Dedesignated hedge Euro Notes EUR (€)	Oct. 01, 2011 Foreign Currency Contracts Designated as non-hedging derivative instruments USD ($)	Jul. 02, 2011 Foreign Currency Contracts Designated as non-hedging derivative instruments USD ($)	Jul. 02, 2011 Foreign Currency Contracts Designated as non-hedging derivative instruments EUR (€)	Oct. 01, 2011 Foreign Currency Contracts Net investment hedge USD ($)	Oct. 01, 2011 Foreign Currency Contracts Net investment hedge USD ($)
Derivative instruments
Outstanding euro notes, hedged item				$ 182,000,000		€ 131,500,000		$ 15,700,000
Percentage of ownership interest in business sold	81.25%
Effective portion recognized within Accumulated OCI		2,447,000	(4,192,000)							10,253,000	(3,357,000)
Ineffective portion recognized within Other income (expense), net		(6,000)	164,000							14,976,000	(10,924,000)
Amount of hedged item					128,000,000				11,000,000
Gains related to derivative instruments reflected within Other (expense) income, net							$ 2,500,000